Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 1,053,923
Fair Value	1,059,923	$ 665,242
Maturities Over 12 months	180,681
Maturities Up to 12 Months	822,605
No maturity	56,637
Government Latin America [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	175,744
Fair Value	175,302	492,552
Maturities Over 12 months	175,302
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	175,744
Fair Value	175,302	492,552
Maturities Over 12 months	175,302
Bill Of Credit L C [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	3
Fair Value	3	10
Maturities Over 12 months	1
Maturities Up to 12 Months	2
Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	5,265
Fair Value	5,241	1,365
Maturities Over 12 months	2,007
Maturities Up to 12 Months	3,234
Real Estate And Agri Business Letter Of Credit [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	607
Fair Value	606	1,283
Maturities Over 12 months	124
Maturities Up to 12 Months	482
Corporate Bond And Debenturest [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	3,247
Fair Value	3,249	5,904
Maturities Over 12 months	3,247
Maturities Up to 12 Months	2
Equity Instrument [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	22,109
Fair Value	27,120	12,900
No maturity	27,120
Investment funds [member]
IfrsStatementLineItems [Line Items]
Amortized Cost	29,517
Fair Value	29,517	100,199
No maturity	29,517
Notes [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	817,431
Fair Value	818,885	51,029
Maturities Up to 12 Months	818,885
Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	878,179
Fair Value	884,621	$ 172,690
Maturities Over 12 months	5,379
Maturities Up to 12 Months	822,605
No maturity	$ 56,637